Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2010	$ 10,184	$ 38,236,325	$ (38,410,758)	$ (164,249)
Beginning Balance, Shares at Jun. 30, 2010	1,018,411
Purchase of treasury stock, shares	(47,398)
Purchase of treasury stock, amount	(474)			(474)
Stock-based compensation, amount		22,704		22,704
Net Income (loss)			(1,052,613)	(1,052,613)
Ending balance, Amount at Jun. 30, 2011	9,710	38,259,029	(39,463,371)	(1,194,632)
Ending balance, Shares at Jun. 30, 2011	971,013
Purchase of treasury stock, amount
Restricted stock issued to officers and directors, shares	245,326
Restricted stock issued to officers and directors, amount	2,453	672,192		674,645
Stock-based compensation, shares	35,000
Stock-based compensation, amount	350	77,994		78,344
Net Income (loss)			960,972	960,972
Ending balance, Amount at Jun. 30, 2012	$ 12,513	$ 39,009,215	$ (38,502,399)	$ 519,329
Ending balance, Shares at Jun. 30, 2012	1,251,339